OTHER RECEIVABLE (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2026	Dec. 31, 2025
Defined Benefit Plan Disclosure [Line Items]
Opinion valuation fee	$ 70,000
Extension fee	55,000
Nonrelated Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Other receivable	$ 125,000	$ 1,607